Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	$ 33,174	$ 33,738
Accumulated Amortization, Subtotal- definite-lived intangibles	(32,887)	(33,225)
Net Book Value, Subtotal - definite-lived intangibles	287	513
Intangible assets, Gross Asset	87,752	88,290
Intangible assets, Net Book Value	54,865	55,065
VITAS Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	51,300	51,300
Intangible assets, Net Book Value	51,300	51,300
Rapid Rooter Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	150	150
Intangible assets, Net Book Value	150	150
Operating Licenses [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	3,128	3,102
Intangible assets, Net Book Value	3,128	3,102
Referral Networks [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	21,140	21,729
Accumulated Amortization, Subtotal- definite-lived intangibles	(21,140)	(21,528)
Net Book Value, Subtotal - definite-lived intangibles		201
Covenants Not To Compete [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	9,519	9,533
Accumulated Amortization, Subtotal- definite-lived intangibles	(9,291)	(9,295)
Net Book Value, Subtotal - definite-lived intangibles	228	238
Customer Lists [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	1,217	1,215
Accumulated Amortization, Subtotal- definite-lived intangibles	(1,217)	(1,215)
Reacquired Franchise Rights [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	1,298	1,261
Accumulated Amortization, Subtotal- definite-lived intangibles	(1,239)	(1,187)
Net Book Value, Subtotal - definite-lived intangibles	$ 59	$ 74